Intangible assets - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	€ 8,805	€ 9,219
Intangible assets and goodwill at end of period	7,956	8,805
Digital Health
Changes in intangible assets and goodwill
Disposals and retirements		(141)
Goodwill
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	5,452	5,248
Intangible assets and goodwill at end of period	5,527	5,452
Other-Intangible assets
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	3,353	3,971
Intangible assets and goodwill at end of period	2,429	3,353
Gross Carrying Amount
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	15,784	15,294
Translation differences	157	347
Additions	52	277
Acquisitions through business combinations		32
Disposals and retirements	(92)	(166)
Intangible assets and goodwill at end of period	15,901	15,784
Gross Carrying Amount | Goodwill
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	6,360	6,297
Translation differences	75	172
Acquisitions through business combinations		32
Disposals and retirements		(141)
Intangible assets and goodwill at end of period	6,435	6,360
Gross Carrying Amount | Other-Intangible assets
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	9,424	8,997
Translation differences	82	175
Additions	52	277
Disposals and retirements	(92)	(25)
Intangible assets and goodwill at end of period	9,466	9,424
Accumulated depreciation, amortization and impairment
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	(6,979)	(6,075)
Translation differences	(41)	(80)
Impairment charges	(12)	(16)
Disposals and retirements	71	156
Amortization	(984)	(964)
Intangible assets and goodwill at end of period	(7,945)	(6,979)
Accumulated depreciation, amortization and impairment | Goodwill
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	(908)	(1,049)
Disposals and retirements		141
Intangible assets and goodwill at end of period	(908)	(908)
Accumulated depreciation, amortization and impairment | Other-Intangible assets
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	(6,071)	(5,026)
Translation differences	(41)	(80)
Impairment charges	(12)	(16)
Disposals and retirements	71	15
Amortization	(984)	(964)
Intangible assets and goodwill at end of period	€ (7,037)	€ (6,071)